Income Tax (Expense) Recovery - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 19,492
Increase for positions taken in prior years	1,045
Increase for positions related to the current period	4,874
Decrease related to statute of limitations	(663)
Decrease due to deconsolidation of Teekay Offshore (note 3)	(1,503)
Ending balance	$ 23,245